Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
14. INCOME TAXES
The current and deferred components of the provision for income taxes for both Federal and State jurisdictions are zero for both of the years ended December 31, 2021 and 2020.

The Company’s provision for incom
e
 taxes differs from the amount determined by applying the applicable federal statutory tax rate to the loss before income taxes due to the valuation allowance for the net deferred income tax assets. A reconciliation of the U.S. statutory tax rate to our effective tax rate is presented below:

	Years Ended December 31,
	2021	2020

U.S federal statutory income tax rate	21.0%	21.0%
State and local income taxes	1.2%	6.3%
R&D tax credits	1.7%	7.2%
Stock-based compensation	-0.6%	-0.7%
Warrant expense	-12.5%	—
Change in tax rates	-2.1%	—
Valuation allowance	-8.1%	-33.8%
Other	-0.6%	—
Effective tax rate	0.0%	0.0%
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	2021	2020
Deferred tax assets:
Accrued bonus	310	—
Deferred revenue	281	—
Non-qualified stock compensation	1,002	124
Accrued expenses	119	—
Warrant expenses	138	—
Depreciation and amortization	170	—
Other	809	8
Lease liabilities	1,023	1,176
R&D credit carryforwards	3,781	1,733
Net operating loss carryforwards	14,148	13,516

Total deferred tax assets	21,781	16,557
Valuation allowance	(20,388)	(11,747)

Total deferred tax assets net of valuation allowance	1,393	4,810

Deferred tax liabilities:
Depreciation and amortization	—	(173)
Right of use assets	(979)	(1,135)
Capitalized patents	—	(181)
Internally developed software	—	(354)
Capitalized R&D costs	(414)	(2,967)

Total deferred tax liabilities	(1,393)	(4,810)

Net deferred tax assets (liabilities)	—	—

The Company had U.S. federal and state net operating loss c
a
rryforwards of approximately $14.1
million as of December 31, 2021.
The Company’s net operating loss carryforwards generated prior to January 1, 2018 of $1.1 million will begin to expire, if not utilized, in 2036. The Company’s net operating loss carry forwards generated after

December 31, 2017 will carryforward indefinitely. As of December 31, 2021 the Company had U.S. federal and state tax credit carryforwards of $
3.8
million. The tax credit carryforwards will expire between 2025 and 2041.
The deductibility of such credits and net operating losses (“NOL”) may be limited. Under Section 383 and 382 of the Internal Revenue Code of 1986, as amended (the “Code”), and corresponding provisions of state law, if a corporation undergoes an “ownership change,” which generally occurs if the percentage of the corporation’s stock owned by 5% stockholders increases by more than 50% over a three-year period, the corporation’s ability to use its pre-change,
credits and NOL carryforwards and other
pre-change
tax attributes to offset its post-change income, may be limited. We have not determined if we have experienced Section 383/382 ownership changes in the past and if a portion of our NOL and tax credit carryforwards are subject to an annual limitation. In addition, we may experience ownership changes in the future as a result of subsequent shifts in our stock ownership, some of which may be outside of our control. If we determine that an ownership change has occurred and our ability to use our historical NOL and tax credit carryforwards is significantly limited, it would harm our future operating results by effectively increasing our future tax obligations.
The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets. Based on the Company’s history of operating losses, including a three-year cumulative loss position as of December 31, 2021 and 2020, the Company has concluded that it is not more likely than not that its deferred income tax assets will be realized. Accordingly, the Company has provided a full valuation allowance, for each of
the years ended December 31, 2021 and 2020. The net increase in the valuation allowance of $8.6 million is due to the current year operating losses.
The Company is generally subject to a three-year statute of limitations by major tax jurisdictions. The current tax years that are subject for examination are tax years 201
8
 through 2020, although tax years dating back to 201
6
 remain open up to the tax attribute amounts carried forward for future use.